Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions
Amount paid for services received from related party	€ 16,046
Balances
Accounts receivable		€ 0	€ 89,723
Accounts payable		€ 0	€ 3,141